NOTE 9 - INCOME TAXES: Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Details
Federal statutory income tax rate	$ 562,157	$ (166,169)	$ 275,274	$ 416,225
Change in valuation allowance	(562,157)	166,169
Income Tax Expense (Benefit)	$ 0	$ 0